Other Assets	6 Months Ended
Jun. 30, 2025
Other Assets [Abstract]
Other assets
10.	Other assets

	As of June 30, 2025 (unaudited)	As of December 31, 2024
	(in €)
Non-current other assets
Prepaid expenses	177,716	204,233
Total	177,716	204,233
Current other assets
Prepayments on research & development projects	4,621,049	4,628,878
Prepaid expenses	895,063	354,948
Others	3,842	119,576
Total	5,519,954	5,103,402
Total other assets	5,697,669	5,307,635

Other assets from research allowances
Current other assets from research allowances	5,863,947	5,081,772
Other assets from research allowances	5,863,947	5,081,772

As of June 30, 2025, prepayments on research and development projects amounted to €4.6 million compared to €4.6 million as of December 31, 2024, and consist of prepayments on CRO and CDMO contracts.

Prepaid expenses consist mainly of prepaid D&O insurance expense for the year 2025, which will be recognized into general and administrative expenses pro rata over the year.

As of June 30, 2025, other assets from research allowances were €5.9 million compared to €5.1 million as of December 31, 2024, which represent reimbursements the Company qualifies for under the German Research Allowance Act. The increase is due to additional receivables recognized for eligible expenses incurred in the six months ended June 30, 2025 in the amount of €1.5 million and a payment received for the year 2020 in the amount of €0.7 million.